Premises and Equipment - Capital and Noncancelable Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Leases Disclosure [Line Items]
2012	$ 214
2013	205
2014	194
2015	177
2016	169
Thereafter	509
Total minimum lease payments	1,468
2012	2
2013	2
2014	2
2015	2
2016	2
Thereafter	6
Total minimum lease payments	16
Amounts representing interest	4
Present value of net minimum lease payments	$ 12